Revenue - Summary of Revenue by Segment and Asset (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reportable segments [line items]
Revenue	$ 65,098	$ 56,921	$ 38,924
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,933	1,566	1,219
Only copper [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	15,992	14,812	10,044
Other metals [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	857	914	622
Metallurgical coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	11,990	4,260	5,311
Thermal coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	3,559	894	931
Nickel West [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,926	1,545	1,189
Other revenue [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	$ 7	$ 21	$ 31